Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	GALIANO GOLD INC.
Entity Central Index Key	0001377757
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Type	40-F
Document Period End Date	Dec. 31, 2025
Entity Common Stock, Shares Outstanding	259,790,437
Amendment Flag	false
Trading Symbol	GAU
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity File Number	001-33580
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1640 - 1066 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 3X1
City Area Code	604
Local Phone Number	683-8193
Annual Information Form	true
Audited Annual Financial Statements	true
Document Annual Report	true
Document Registration Statement	false
Security Exchange Name	NYSEAMER
Title of 12(b) Security	Common Shares, no par value
Auditor Firm ID	1263
Auditor Name	Ernst & Young LLP
Auditor Location	Vancouver, Canada
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]

Opinion on the consolidated financial statements

We have audited the accompanying consolidated statements of financial position of Galiano Gold Inc. (the “Company”) as of December 31, 2025 and 2024, the related consolidated statements of operations and comprehensive income (loss), changes in equity and cash flows for the years then ended, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and its financial performance and its cash flows for the years then ended, in conformity with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board.

Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates